Fees Summary	Nov. 03, 2025 USD ($) shares
Fees Summary [Line Items]
Total Offering	$ 397,416,000.00
Previously Paid Amount	0.00
Total Fee Amount	54,883.15
Total Offset Amount	0.00
Net Fee	$ 54,883.15
Narrative - Max Aggregate Offering Amount | shares	400,000,000
Final Prospectus	true